Operating expenses - Disclosure of principal audit fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Statutory Auditor, certification of individual and consolidated financial statements	€ 1,144,000	€ 1,848,000	€ 100,000
Other procedures required by law	89,000	492,000	740,000
Total	€ 1,233,000	€ 2,340,000	€ 840,000